EARNING PER SHARE (Tables)	9 Months Ended
Mar. 31, 2025
EARNING PER SHARE
Schedule of earnings per share

	Three-month period ended		Nine-month period ended
	03/31/2025	03/31/2024	03/31/2025	03/31/2024
Numerator
Profit/ (Loss) for the period (basic EPS)	(1,303,923)	9,257,226	(7,529,650)	4,774,041
Profit/ (Loss) for the period (diluted EPS)	(1,303,923)	9,257,226	(7,529,650)	4,774,041
Denominator
Weighted average number of shares (basic EPS)	62,785,880	62,837,668	62,785,880	62,837,668
Weighted average number of shares (diluted EPS)	62,785,880	66,761,225	62,785,880	66,761,225

Basic profit/ (loss) attributable to ordinary equity holders of the parent	(0.0208)	0.1473	(0.1199)	0.0760
Diluted profit/ (loss) attributable to ordinary equity holders of the parent	(0.0208)	0.1387	(0.1199)	0.0715